UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            May 14, 2012
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		20
Form 13F Information Table Value Total:		90,500
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION	MGRS	AUTHORITY
AUTOBYTEL INC	COM          	05275N106	  7120	  7341686	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   402	   406567	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 28789	  8593780	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2196	  2051892	Sh  	Sole	None	Sole
INTEGRATED SI	COM          	45812P107	  2139	   191643	Sh  	Sole	None	Sole
INTRALINKS HO	COM          	46118H104	   624	   118000	Sh  	Sole	None	Sole
KULICKE & SOF	COM          	501242101	  5449	   438346	Sh  	Sole	None	Sole
MERCER INTERN	COM          	588056101	  2501	   313000	Sh  	Sole	None	Sole
NEUTRAL TANDE	COM          	64128B108	  1313	   107675	Sh  	Sole	None	Sole
PERION NETWOR	COM          	M786739A6	  1917	   370000	Sh  	Sole	None	Sole
POWER SOLUTIO	COM          	73933G202	  2063	   125000	Sh  	Sole	None	Sole
RENTECH INC  	COM          	760112102	 10762	  5173832	Sh  	Sole	None	Sole
RUDOLPH TECHN	COM          	781270103	  1302	   117221	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  1620	   739932	Sh  	Sole	None	Sole
HMS HOLDINGS 	COM    		40425J101	  2497	    80000	PUT 	Sole	None	Sole
ISHARES MSCI 	COM    		464286848	  5749	   565000	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	  9937	   120000	PUT 	Sole	None	Sole
PRICESMART IN	COM    		741511109	    87	     1200	PUT 	Sole	None	Sole
SOURCEFIRE IN	COM    		83616T108	  1858	    38600	PUT 	Sole	None	Sole
STERICYCLE IN	COM    		858912108	  2175	    26000	PUT 	Sole	None	Sole